Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Trade and Other Payables [Abstract]
Trade payables – third parties	$ 1,990,823	$ 2,568,272
Advance payment from customers	214,746	172,821
Accrued expenses	801,600	1,292,291
Other payables	33,931	391,446
Trade and other payables	$ 3,041,100	$ 4,424,830